Private Placements of Restricted Common Stock (Details Textual) (USD $)	1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2012	Dec. 31, 2011	Feb. 28, 2010	Jun. 30, 2012	Mar. 31, 2012	Jul. 12, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Jun. 27, 2012	Dec. 31, 2007 Private Placement [Member]	Jul. 12, 2011 Private Placement [Member]	Apr. 30, 2007 Founder [Member]	Jun. 30, 2012 December 2, 2011 [Member]	Jun. 30, 2011 December 2, 2011 [Member]	Dec. 31, 2011 December 2, 2011 [Member]
Private Placements of Restricted Common Stock (Textual)
Number of common stock sold to founders														21,000,000		28,000,000
Proceeds from private placement of common stock	$ 100,000			$ 600,000	$ 1,025,000		$ 1,725,000	$ 2,412,756	$ 2,480,500		$ 2,480,500	$ 4,205,500					$ 40,000	$ 40,000	$ 40,000
Cash proceeds														$ 75,000		$ 5,000
Stockholders' equity , stock split			14 shares for 1 basis											1 to 14		1 to 14
Number of purchased shares of common stock to certain investors													1,506,004		8,134,997
Common stock and warrants, share issued						8,134,997	7,529,999					7,529,999
Expected Term						3 years
Exercise price of warrants						$ 0.60	$ 0.10		$ 0.20
Warrant exercise price due to the triggering of a down round full ratchet anti dilution provision						$ 0.10			$ 0.20
Description for warrants to be redeemable						The warrants are redeemable by the Company in the event the Company''s common stock exceeds $3.00 for twenty of thirty trading days.
Shares issued through private placement		200,000
Exercise price of the financing instrument for anti-dilution protection of warrants							Less than the $0.60 exercise price
Subscription agreement period									10 months
Closing date of private placement		Feb. 10, 2012							Feb. 10, 2012		Feb. 10, 2012
Purchase price per share		$ 0.10							$ 0.10		$ 0.10
Additional shares issued to the investor as a result of the price protection provision							200,000
Restricted common stock share issued in private placement	100,000			2,400,000	10,250,000
Shares issued in exchange for warrants, shares							1,506,004
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period							7,529,999